ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER PAYABLES

		As of December 31,
	Note	2014	2015

Employee payroll and welfare payables		$5,615	$4,700
Written put option	Note 9(v)	-	7,000
Other tax payable		6,691	6,335
Accrued professional, marketing and leasing fees		3,468	4,983
Other payables		6,096	6,270
Accrued advertising sales rebate		91	443
Total		$21,961	$29,731